Restricted assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted assets (Details) [Line Items]
After-tax profits	10.00%
Reserve funds	50.00%
PRC [Member]
Restricted assets (Details) [Line Items]
Statutory reserve	$ 12,230	$ 8,660